Summary of Significant Accounting Policies - Schedule of Changes in Carrying Value of Goodwill, by Reportable Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Gross amount of goodwill [Roll Forward]
Beginning balance	$ 4,463,531	$ 4,485,209	$ 4,557,609	$ 4,485,209
Non-tax deductible goodwill acquired during the year			27,547	54,258
Goodwill impairment		(23,000)		(23,000)
Fair value and other adjustments	(16,993)		(7,359)	(3,412)
Goodwill allocated to IPM Divestment			(46,105)
Currency effects	(3,975)		(68,161)	44,554
Ending balance	5,023,691		4,463,531	4,557,609
Accumulated goodwill impairment	158,420		158,420	158,420
GLOBAL RIM BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	3,972,852	3,940,303	4,022,641	3,940,303
Non-tax deductible goodwill acquired during the year			14,406	54,258
Goodwill impairment				0
Fair value and other adjustments	(16,993)		(6,091)	(3,815)
Goodwill allocated to IPM Divestment			0
Currency effects	(1,004)		(58,104)	31,895
Ending balance	3,955,833		3,972,852	4,022,641
Accumulated goodwill impairment	132,409		132,409	132,409
GLOBAL DATA CENTER BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	426,074	424,568	436,987	424,568
Non-tax deductible goodwill acquired during the year			0	0
Goodwill impairment				0
Fair value and other adjustments	0		0	0
Goodwill allocated to IPM Divestment			0
Currency effects	(2,702)		(10,913)	12,419
Ending balance	423,372		426,074	436,987
Accumulated goodwill impairment	0		0	0
CORPORATE AND OTHER BUSINESS
Gross amount of goodwill [Roll Forward]
Beginning balance	64,605	$ 120,338	97,981	120,338
Non-tax deductible goodwill acquired during the year			13,141	0
Goodwill impairment				(23,000)
Fair value and other adjustments	0		(1,268)	403
Goodwill allocated to IPM Divestment			(46,105)
Currency effects	(269)		856	240
Ending balance	644,486		64,605	97,981
Accumulated goodwill impairment	$ 26,011		$ 26,011	$ 26,011